Condensed Consolidated Statements of Cash Flows (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025
Statement of Cash Flows [Abstract]
Cash and Cash Equivalents (Continuing Operations)	¥ 1,127,881	¥ 1,015,359	¥ 972,882
Restricted Cash (Continuing Operations)	118,872	114,129	117,811
Cash, Cash Equivalents and Restricted Cash	¥ 1,246,753	¥ 1,129,488	¥ 1,090,693	¥ 1,058,153